Cover	Jul. 08, 2021	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 19, 2021
Entity Registrant Name		Ranger Energy Services, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38183
Entity Tax Identification Number		81-5449572
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, $0.01 par value
Trading Symbol		RNGR
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Amendment Flag		false
Entity Central Index Key		0001699039